NOTE 6 - SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2018
SOFTWARE DEVELOPMENT COSTS [Abstract]
NOTE 6 - SOFTWARE DEVELOPMENT COSTS

NOTE 6 – SOFTWARE DEVELOPMENT COSTS

In 2018, the Company capitalized $60,000, relating to the development of new software products. These software products were developed by a third-party and had passed the preliminary project stage prior to capitalization.

	2018	2017
Software development costs	$60,000	$—
Less: Accumulated amortization	(20,000)	—
	$40,000	$—

Total amortization of patents in 2018 and 2017 was $20,000 and zero, respectively.